Leases (schedule of minimum future rents on non-cancelable operating leases) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases
2020	$ 1,119
2021	739
2022	246
2023	61
2024	0
Total	2,165
Contingent rentals	$ 0